FINANCIAL ASSETS AND PUBLIC SERVICE CONCESSIONS - RBSE cashflows (Details) - RBSE component R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Financial Assets and Public Concessions
Cash flows	R$ 40,729,828
2020
Financial Assets and Public Concessions
Cash flows	6,354,434
2021
Financial Assets and Public Concessions
Cash flows	7,614,166
2022
Financial Assets and Public Concessions
Cash flows	8,873,899
2023
Financial Assets and Public Concessions
Cash flows	7,799,544
2024
Financial Assets and Public Concessions
Cash flows	6,725,190
2025
Financial Assets and Public Concessions
Cash flows	R$ 3,362,595